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                         [THE VANGUARD GROUP/(R)/LOGO]











January 3, 2006





U.S. Securities & Exchange Commission 450 Fifth Street, N.W.
Washington, DC 20549


RE: Vanguard Wellington Fund (the "Trust")
        File No. 2-11444

Commissioners:

Enclosed is the 88th Post-Effective Amendment to the Trust's registration statement on Form N-1A for the Vanguard Wellington Fund (the "Trust"). The purposes of this Amendment are to: (1) update the Trust's Advisory Agreement,
(2) to amend the Frequent Trader Policy Disclosure, and (3) to effect a number of non-material editorial changes.
Pursuant to Rule 485(a) under the Securities Act of 1933, we request that this Amendment be declared effective on March 23, 2006. Prior to the effective date of the Amendment, Vanguard will submit a Rule 485 (b) filing that will include:
(1) text addressing any SEC staff comments; and (2) updated financial statements for each series of the Trust. Pursuant to Rule 485 (d)(2), the Rule 485(b) filing will designate as its effective date the same date on which we have requested that this 485 (a) filing be declared effective. Please contact me at
(610) 669-5284 with any questions or comments that you have concerning the enclosed Amendment.

Sincerely,



Lisa Matson
Associate Counsel
The Vanguard Group, Inc.

Enclosures

cc: Christian Sandoe, Esq.
       U.S. Securities and Exchange Commission